Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against our objectives as well as specific risks related to a compromise to the security of data. See “Item 3.D — Risk Factors — Risks Related to Our Company— Our information technology systems may be vulnerable to disruption, which could place our systems at risk from data loss, operational failure, or compromise of confidential information.”

The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets Company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.

The oversight of cybersecurity threats is undertaken by our information technology manager, supported by our management and external professional consultants. Our management is responsible for cybersecurity oversight and monitoring risk.

As of the date of this Annual Report, we have not, to our knowledge, experienced any material IT system failures or any material cybersecurity attacks, and we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed and maintain a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with security, availability and confidentiality trust principles. The cybersecurity process has been integrated into our overall risk management system and process, and is solely internally managed. Management is responsible for identifying risks that threaten achievement of the control activities stated in the management’s description of the services organizations systems. Management has implemented a process for identifying relevant risks that could affect the organization’s ability to provide secure and reliable service to its users. The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against our objectives as well as specific risks related to a compromise to the security of data. See “Item 3.D — Risk Factors — Risks Related to Our Company— Our information technology systems may be vulnerable to disruption, which could place our systems at risk from data loss, operational failure, or compromise of confidential information.”

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

The oversight of cybersecurity threats is undertaken by our information technology manager, supported by our management and external professional consultants. Our management is responsible for cybersecurity oversight and monitoring risk.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

The level of each identified risk is determined by considering the impact of the risk itself and the likelihood of the risk materializing and high scoring risks are actioned upon. Risks are analyzed to determine whether the risk meets Company risk acceptance criteria to be accepted or whether a mitigation plan will be applied. Mitigation plans include both the individual or department responsible for the plan and may include budget considerations.